Share based compensation reserve - Director and Senior Management Share Awards (Details) - Restricted shares - shares	1 Months Ended	6 Months Ended
	Sep. 30, 2019	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		2,016,855
New awards granted in the period (in shares)		1,134,518
Forfeitures in the period (in shares)		(16,558)
Awards vested and issued in period (in shares)		(237,800)
Number of other equity instruments outstanding (in shares) at end of period		2,897,015
New awards granted in the period (in shares)		1,134,518
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	173,293
New awards granted in the period (in shares)	173,293
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		431,790
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		(237,800)
Number of other equity instruments outstanding (in shares) at end of period		193,990
New awards granted in the period (in shares)		0
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		0
New awards granted in the period (in shares)		0
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		0
New awards granted in the period (in shares)		0
January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		787,277
New awards granted in the period (in shares)		0
Forfeitures in the period (in shares)		(10,115)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		777,162
New awards granted in the period (in shares)		0
Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		645,093
Forfeitures in the period (in shares)		(6,443)
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		638,650
Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		152,695
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		152,695
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		0
New awards granted in the period (in shares)		964,518
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		964,518
New awards granted in the period (in shares)		964,518
Other awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares) at beginning of period		0
New awards granted in the period (in shares)		170,000
Forfeitures in the period (in shares)		0
Awards vested and issued in period (in shares)		0
Number of other equity instruments outstanding (in shares) at end of period		170,000
New awards granted in the period (in shares)		170,000